Income Taxes (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2023 HKD ($)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Profit tax rates	16.50%	16.50%	16.50%	16.50%
Income tax profits	$ 18,987	$ 148,309	$ 387,845	$ 431,630
Net operating loss carryforward	112,619				$ 879,659
Local Research Institutions [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Research and development activities		$ 2,000,000
m-Finance [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating loss carryforward	85,119				664,863
mFTT [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating loss carryforward	$ 27,500				$ 214,796
CHINA
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate	25.00%	25.00%	25.00%
HONG KONG | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Profit tax rates	8.25%	8.25%
Income tax profits		$ 20,000
HONG KONG | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Profit tax rates	16.50%	16.50%
Income tax profits		$ 20,000